Wealth Management Transaction and Service Fees	12 Months Ended
Dec. 31, 2020
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Wealth Management Transaction and Service Fees
7	Wealth management transaction and service fees

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current Products	405,997	458,503	1,022,077
Legacy Products	2,239,448	2,145,726	742,861

	2,645,445	2,604,229	1,764,938